Noncontrolling Interest	12 Months Ended
May. 31, 2015
Noncontrolling Interest [Abstract]
Noncontrolling Interest
20.	NONCONTROLLING INTEREST

	Koolearn Corporation	New Road	Total
	US$	US$	US$
Balance as of May 31, 2014	—	—	—
Capital Injection from noncontrolling interest shareholders	3,752	39	3,791
Loss attributed to noncontrolling interest shareholders	(294)	(1)	(295)

Balance as of May 31, 2015	3,458	38	3,496

In February 2015, Koolearn Corporation issued 5,000,000 ordinary shares to certain employees and received the cash consideration of US$3,752. The Company recognized it as a noncontrolling interest which represents 5.9% equity interest over Koolearn Corporation as of May 31, 2015.

In February 2015, Beijing New Road Information Consulting Services Co., Ltd which provides travel agent service was established. The Company and another investor have 51% and 49% equity interest, respectively. In April 2015, the cash consideration of US$ 39 was fully paid by the other investor.